Contingencies and Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of other provisions [line items]
Restructuring	$ 803	$ 1,760
Legal proceedings provision
Disclosure of other provisions [line items]
Other provisions	1,775
Provision used, other provisions	1,487
Insurance Income	$ 516